UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1101 Wilson Blvd.
         Suite 2300
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert C. Hancock
Title:     Chief Operating Officer & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert C. Hancock     Arlington, VA     November 13, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $ 24,316,665(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER              VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3D SYSTEMS CORP		       COM		88554D205     6652   202505  SH         SOLE		    154505  	  0    48000
ALEXION PHARMACEUTICALS INC    COM		015351109   898179  7851217  SH 	SOLE		   5667187        0  2184030
ALLERGAN		       COM		018490102   911984  9958329  SH 	SOLE		   7143455  	  0  2814874
AMAZON.COM		       COM		023135106  1905439  7492289  SH 	SOLE		   5399085  	  0  2093204
ANSYS INC		       COM		03662Q105    15710   214035  SH 	SOLE		    163535	  0    50500
APPLE			       COM		037833100  2407605  3609061  SH 	SOLE		   2606044	  0  1003017
ARM HOLDINGS PLC - ADR	       ADR		042068106    15383   549785  SH 	SOLE		    419385	  0   130400
ASML HOLDING NV ADR	       ADR		N07059186   786668 14654767  SH 	SOLE		  10556702	  0  4098065
ATHENAHEALTH, INC	       COM		04685W103   299456  3263110  SH 	SOLE		   2346350	  0   916760
BAIDU INC - ADR		       ADR		056752108    10573    90455  SH 	SOLE		     75455	  0    15000
BIOMARIN PHARMACEUTICAL INC.   COM		09061G101    72186  1793000  SH 	SOLE		   1270500	  0   522500
CERNER CORP		       COM		156782104   623307  8054102  SH 	SOLE		   5765392	  0  2288710
CISCO SYSTEMS		       COM		17275R102      267    14000  SH 	SOLE		      7500	  0     6500
COACH, INC.		       COM		189754104   584368 10431426  SH 	SOLE		   7524464	  0  2906962
CONCUR TECHNOLOGIES INC	       COM		206708109    16357   221844  SH 	SOLE		    178460	  0    43384
F5 NETWORKS INC		       COM		315616102   502819  4805225  SH 	SOLE		   3475679	  0  1329546
FACEBOOK INC - A	       CL A		30303M102   370641 17111785  SH 	SOLE		  12260772	  0  4851013
FMC TECHNOLOGIES	       COM		30249U101   579543 12517118  SH 	SOLE		   9007032	  0  3510086
GOOGLE			       CL A		38259P508  1874290  2484149  SH 	SOLE		   1793232	  0   690917
INTERCONTINENTAL EXCHANGE      COM		45865V100   534964  4009925  SH 	SOLE		   2887149	  0  1122776
INTUITIVE SURGICAL	       COM		46120E602   539092  1087690  SH 	SOLE		    783096	  0   304594
IPG PHOTONICS CORP	       COM		44980X109    15005   261860  SH 	SOLE		    199660	  0    62200
ISHARES TR		       RUSSELL1000GRW	464287614      454     6800  SH 	SOLE		      6800	  0	   0
LAS VEGAS SANDS		       COM		517834107   771355 16634796  SH 	SOLE		  12039981	  0  4594815
MERCADOLIBRE		       ADR		58733R102   127308  1542190  SH 	SOLE		   1121300	  0   420890
NATIONAL OILWELL VARCO	       COM		637071101   727980  9087257  SH 	SOLE		   6549452	  0  2537805
NETSUITE INC	               COM		64118Q107    26069   408600  SH 	SOLE		    323900	  0    84700
NIKE	                       COM		654106103   677135  7134494  SH 	SOLE		   5133439	  0  2001055
PRAXAIR, INC.	               COM		74005P104   683137  6576215  SH 	SOLE		   4732485	  0  1843730
PRICELINE.COM INC	       COM		741503403   706380  1141034  SH 	SOLE		    821527	  0   319507
QUALCOMM	               COM		747525103  1214494 19441228  SH 	SOLE		  14044148	  0  5397080
REGENERON PHARMACEUTICALS      COM		75886F107   585355  3834373  SH 	SOLE		   2771800	  0  1062573
SALESFORCE.COM	               COM		79466L302  1607154 10525604  SH 	SOLE		   7602374	  0  2923230
SCHLUMBERGER	               COM		806857108   848090 11725291  SH 	SOLE		   8464820	  0  3260471
SOUTHWESTERN ENERGY COMPANY    COM		845467109   372955 10723260  SH 	SOLE		   7730505	  0  2992755
STARBUCKS	               COM		855244109   531633 10483782  SH 	SOLE		   7567347	  0  2916435
VISA INC	               COM		92826C839  1849549 13773824  SH 	SOLE		   9941514	  0  3832310
WW GRAINGER INC	               COM		384802104   617130  2961702  SH 	SOLE		   2140787	  0   820915









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